Taxes - Schedule of Liabilities Arising from its Operational Activities (Details) - Taxes [Member] - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 315,020	$ 239,580	$ 164,096
Change in tax payable, amount	$ 75,440
Change in tax payable, percentage	31.00%
Federal Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 126,008	96,729	80,630
Change in tax payable, amount	$ 29,279
Change in tax payable, percentage	30.00%
State Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 188,822	142,698	83,270
Change in tax payable, amount	$ 46,124
Change in tax payable, percentage	32.00%
Municipal Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 190	$ 153	$ 196
Change in tax payable, amount	$ 37
Change in tax payable, percentage	24.00%